UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22875

The Pennant 504 Fund

(Exact name of registrant as specified in charter)

11270 West Park Place, Suite 1025
Milwaukee, Wisconsin 53224

(Address of principal executive offices) (Zip code)

Mark A. Elste
The Pennant 504 Fund
11270 West Park Place, Suite 1025
Milwaukee, Wisconsin 53224

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 359-1044

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE PENNANT 504 FUND SEMI-ANNUAL REPORT FOR THE PERIOD FROM DECEMBER 16, 2013 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2013 (UNAUDITED)

THE PENNANT 504 FUND TABLE OF CONTENTS

Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7
Approval of Advisory Agreement	11

THE PENNANT 504 FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2013 (UNAUDITED)*

Short-Term Investments (98.57%)	Shares	Fair Value
Federated Government Obligations Fund #5, 0.01% a	$29,638,095	$29,638,095
Total Short-Term Investments (Cost $29,638,095)		29,638,095

Total Investments		29,638,095
Other assets in excess of liabilities (1.43%)		431,116
Net Assets (100.00%)		$30,069,211

a	The rate shown is the annualized 7-day yield as of December 31, 2013.
Percentages shown represent fair value as a percentage of net assets.
See accompanying notes to financial statements.

THE PENNANT 504 FUND STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2013 (UNAUDITED)*

Assets:
Short-term investments, at fair value (cost $29,638,095)	$29,638,095
Receivables:
Interest	121
Other prepaid assets	450,335
Total assets	30,088,551

Liabilities:
Payables:
Due to adviser	8,945
Fund accounting and administration	5,092
Trustees	2,137
Transfer agent	752
Custodian	246
Accrued other expenses	2,618
Total liabilities	19,340

Net Assets	$30,069,211

Net Assets Consist of:
Capital (unlimited shares authorized, no par value)	$30,100,000
Accumulated net investment loss	(30,789)
Net Assets	$30,069,211

Shares
Net assets applicable to outstanding shares	$30,069,211
Number of outstanding shares	3,010,000
Net asset value per share	$9.99

*	Commenced operations on December 16, 2013.

See accompanying notes to financial statements.

THE PENNANT 504 FUND STATEMENT OF OPERATIONS FOR THE PERIOD ENDED DECEMBER 31, 2013 (UNAUDITED)*

Investment Income:
Interest	$121
Total investment income	121

Expenses:
Management fees	24,729
Offering costs	7,267
Accounting and administration expenses	5,092
Legal expense	2,536
Trustees' expense	2,137
Audit expense	1,356
Insurance expense	1,323
Registration expense	1,068
Transfer agent expense	752
Custodian expense	246
Miscellaneous	638
Total expenses	47,144
Less:
Waiver of management fees	(16,234)
Net expenses	30,910
Net investment loss	(30,789)

Net Decrease in Net Assets Resulting from Operations	$(30,789)

*	Commenced operations on December 16, 2013.

See accompanying notes to financial statements.

THE PENNANT 504 FUND STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD ENDED DECEMBER 31, 2013 (UNAUDITED)*

Decrease in Net Assets From:
Operations:
Net investment loss	$(30,789)
Net decrease in net assets resulting from operations	(30,789)

Capital Share Transactions:
Shares sold	30,000,000
Net increase from capital share transactions	30,000,000

Total increase in net assets	29,969,211

Net Assets:
Beginning of period	100,000
End of period	$30,069,211

Accumulated net investment loss	$(30,789)

Transactions in Shares:
Beginning of period	10,000
Shares sold	3,000,000
Net increase	3,010,000

*	Commenced operations on December 16, 2013.

See accompanying notes to financial statements.

THE PENNANT 504 FUND STATEMENT OF CASH FLOWS FOR THE PERIOD ENDED DECEMBER 31, 2013 (UNAUDITED)*

Cash Flows From Operating Activities:
Net decrease in net assets resulting from operations	$(30,789)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Net purchase of short-term investments	(29,638,095)
Increase in interest receivable	(121)
Increase in prepaid assets	(450,335)
Increase in due to adviser	8,495
Increase in accounting and administration payable	5,092
Increase in transfer agent payable	2,137
Increase in trustees payable	752
Increase in other expenses payable	2,618
Increase in custodian payable	246
Net cash used in operating activities	(30,100,000)

Cash Flows From Financing Activities:
Capital contributions received	30,000,000
Net cash provided by financing activities	30,000,000

Net change in cash	(100,000)

Cash at Beginning of Period	100,000
Cash at End of Period	$—

*	Commenced operations on December 16, 2013.

See accompanying notes to financial statements.

THE PENNANT 504 FUND FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period.

	Period Ended December 31, 2013 (Unaudited)*
Net asset value, beginning of period	$10.00

Income from Investment Operations:
Net investment income	$(0.01)
Total from investment operations	$(0.01)

Net asset value, end of period	$9.99

Total return	(0.10	)% 1

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$30,069
Ratio of expenses to average net assets
Before waiver	3.25	% 2,3
Expense waiver	(0.05	)% 2
Total expenses after expense waiver	3.20	% 2,3
Ratio of net investment loss to average net assets	(2.49	)% 2
Portfolio turnover rate	0	% 1

*	Commenced operations on December 16, 2013.

1	Not annualized.

2	Annualized.

3	The offering costs are not annualized for the ratio calculation. If offering costs were annualized, the total expense ratio would be 2.50%.

See accompanying notes to financial statements.

THE PENNANT 504 FUND NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013 (UNAUDITED)

1. Organization

The Pennant 504 Fund (the “Fund”) was organized as a Delaware statutory trust on July 29, 2013 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) that operates as an “interval fund”. The Fund is managed by Pennant Management, Inc. (the “Adviser”), a Wisconsin corporation registered under the Investment Advisers Act of 1940, as amended. Certain interested trustees and officers of the Fund are also directors and officers of the Adviser. The offering of the Fund’s shares of beneficial interest in the Fund (the “Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Shares are offered at the offering price plus the sales load (up to 2.00%) and are expected to be offered on a continuous basis monthly (generally as of the last business day of each month) at the net asset value (“NAV”) per share plus the sales load. The Fund will make a repurchase offer of a portion of its outstanding shares at NAV per share once every twelve months. For each repurchase offer, the Fund will offer to repurchase 5% of its outstanding shares, unless the Fund’s Board of Trustees (the “Board”) has approved a higher amount (but not more than 25% of its outstanding shares) for a particular repurchase offer. There are an unlimited number of authorized Shares.

The Fund’s investment objectives are to provide current income, consistent with the preservation of capital, and to enable institutional Fund investors that are subject to regulatory examination for CRA compliance to claim favorable regulatory consideration of their investment under the Community Reinvestment Act of 1977, as amended (the “CRA”). The Fund seeks to achieve its objectives by investing primarily in a portfolio of 504 First Lien Loans secured by owner-occupied commercial real estate which represent the non-guaranteed portions of U.S. Small Business Administration Section 504 transactions (“504 First Lien Loans”).

2. Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board.

504 First Lien Loans – The fair values of 504 First Lien Loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). This pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness, the debt service coverage ratio, lien position, delinquency status, frequency of previous late payments and the projected rate of prepayments. Newly purchased loans are initially fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of 504 First Lien Loans are determined no less frequently than weekly.

THE PENNANT 504 FUND NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013 (UNAUDITED)

2. Accounting Policies (continued)

Income – Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

Distributions to Shareholders – The Fund expects to declare and pay dividends of net investment income quarterly and net realized capital gains annually. Unless shareholders specify otherwise, dividends will be reinvested in shares of the Fund.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund intends to elect and to qualify each year to be treated as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. In order to so qualify, the Fund must meet certain requirements with respect to the sources of its income, the diversification of its assets and the distribution of its income. If the Fund qualifies as a regulated investment company, it will not be subject to federal income or excise tax on income it distributes in a timely manner to its shareholders in the form of investment company taxable income or net capital gain distributions.

Expenses – Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis.

Credit Risk – Credit risk is the risk that one or more debt instruments in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the borrower experiences a decline in its financial status. Losses may occur because the market value of a debt security is affected by the creditworthiness of the borrower and by general economic and specific industry conditions.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investment).

THE PENNANT 504 FUND NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013 (UNAUDITED)

2. Accounting Policies (continued)

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Short-Term Investments	$29,638,095	$—	$—	$29,638,095
Total	$29,638,095	$—	$—	$29,638,095

No level 2 or level 3 investments were held by the Fund during the period ended December 31, 2013.

3. Administration, Distribution, Transfer Agency and Custodian Agreements.

The Fund and the Administrator, UMB Fund Services, Inc. (“UMBFS”), are parties to an Administration Agreement under which the Administrator provides administrative services for fees calculated at an annual rate of 0.06% of the Fund’s first $300 million of average daily net assets; 0.04% of the next $300 million of the Fund’s average daily net assets; and 0.03% of the Fund’s average daily net assets over $600 million, subject to a minimum annual fee of $35,000.

The Adviser and Sandler O’Neill & Partners, L.P. are parties to a distribution agreement with the Fund.

UMBFS serves as the transfer agent and dividend disbursing agent for the Fund.

UMB Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

4. Investment Advisory Agreement

The Fund has entered into an investment advisory agreement (the “Investment Advisory Agreement”) with the Adviser. Under the Investment Advisory Agreement, the Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Board. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 2.00% of the Fund’s average daily net assets. However, the Adviser has contractually agreed to waive or reduce its management fees and/or reimburse expenses of the Fund to ensure that total annual Fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses and inclusive of organizational and offering costs) will not exceed 2.50% of the average net assets of the Fund (the “Operating Expenses Limitation Agreement”). Under the terms of the Investment Advisory Agreement and the Operating Expenses Limitation Agreement, any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser for a period of three fiscal years following the end of the fiscal year in which such reduction or payment was accrued, except for initial organizational and offering costs amounting to $554,052 which are subject to reimbursement by the Fund to the Adviser. Organization costs are subject to reimbursement by the Fund to the Adviser for a period of three years from the date on which such expenses were incurred, if so requested by the Adviser, if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. The Operating Expenses Limitation Agreement is in effect through at least December 31, 2015, and may be terminated only by, or with the consent of, the Board.

THE PENNANT 504 FUND NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013 (UNAUDITED)

4. Investment Advisory Agreement (continued)

At December 31, 2013, offering costs of $176,822 have been amortized to expense over twelve months on a straight-line basis since December 16, 2013, commencement of operations. During the period ended December 31, 2013, $7,267 of the total offering costs was amortized to expense.

5. Investment Transactions

For the period ended December 31, 2013, other than short term investments, there were no purchases or sales in the Fund.

THE PENNANT 504 FUND OTHER INFORMATION DECEMBER 31, 2013 (UNAUDITED)

Approval of Advisory Agreement

At a meeting of the Board of Trustees (the “Board”) of The Pennant 504 Fund (the “Fund”) on August 13-14, 2013 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and Pennant Management, Inc. (the “Adviser”).

At the Meeting, the Trustees reviewed materials (“Materials”) presented with regard to the Adviser, including the Adviser’s adviser registration form (“Form ADV”), a due diligence questionnaire completed in response to a specific request letter from counsel to the Independent Trustees, and financial and insurance information for the firm. The Board reviewed the terms of the proposed Advisory Agreement and the proposed Operating Expenses Limitation Agreement included in the Materials and noted that a review of the Adviser’s Code of Ethics for compliance with Rule 17j-1 under the 1940 Act was conducted by counsel to the Fund. The Board further noted that the Materials contained a certification from the Adviser that it has adopted procedures reasonably necessary to prevent its access persons from violating its Code of Ethics. The Board noted that counsel to the Fund had reviewed the Adviser’s compliance program for compliance with Rule 38a-1 under the 1940 Act. The Board also noted the advisory fees to be paid to the Adviser under the Advisory Agreement.

The Board then discussed with counsel to the Fund the factors that may be relevant in determining whether to approve the Advisory Agreement between the Fund and the Adviser, including the following: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from services rendered to the Fund; (3) comparative fee and expense data for the Fund; (4) the extent to which economies of scale would be realized as the Fund proposed to be managed by the Adviser grows and whether the proposed management fee for the Fund reflects these economies of scale for the benefit of the Fund; and (5) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services to be Provided to the Fund

The Board considered the scope of services to be provided under the Advisory Agreement between the Fund and the Adviser noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the qualifications of the Adviser’s chief compliance officer and the firm’s compliance history. The Adviser’s Form ADV was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers who will be primarily responsible for the day-to-day management of the Fund. The Board also considered other services to be provided to the Fund by the Adviser, such as loan identification and due diligence, monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

THE PENNANT 504 FUND OTHER INFORMATION DECEMBER 31, 2013 (UNAUDITED)

Investment Performance of the Adviser

The Board noted that the Adviser does not manage any separate accounts that are comparable to the Fund’s investment strategies. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s management of the Fund.

Cost of Services Provided and Profits Realized by the Adviser

The Board reviewed the Fund’s estimated expense ratio and the management fee to be paid by the Fund, considered the expense ratios of a peer group of closed-end loan participation funds compiled by the Fund’s administrator and the management fees charged by the Adviser for its separately-managed accounts, discussed the differences between the Fund and the funds identified in the peer group, and concluded that the management fees were reasonable and the result of arm’s length negotiations. Additionally, the Board took into consideration that the Adviser has contractually agreed to limit the total operating expenses of the Fund for at least two years, which may result in the Adviser waiving some or all of its management fees or reimbursing Fund expenses. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information.

Economies of Scale

The Board determined that, while the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size, the Fund will not initially benefit from economies of scale. The Board also determined that potential economies of scale that the Fund might realize would be achievable under the structure of the proposed management fees and the Fund’s operating expenses and that through fee waivers, the Adviser was in effect providing access to economies of scale to the Fund and its shareholders that they may not have achieved until the Fund reached significantly higher asset levels.

Benefits Derived from the Relationship with the Fund

The Board considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund. The Board determined that the benefits the Adviser may receive, such as greater name recognition and the ability to attract additional investor assets appear to be reasonable, and in many cases, may benefit the Fund.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

THE PENNANT 504 FUND OTHER INFORMATION DECEMBER 31, 2013 (UNAUDITED)

Proxy Voting

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

THE PENNANT 504 FUND
11270 West Park Place, Suite 1025
Milwaukee, WI 53224

INVESTMENT ADVISOR
Pennant Management, Inc.
11270 West Park Place, Suite 1025
Milwaukee, WI 53224

AUDITORS
Cohen Fund Audit Services
735 North Water Street, Suite 610
Milwaukee, WI 53202

LEGAL COUNSEL
Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, WI 53202

CUSTODIAN
UMB Bank, N.A.
1010 Grand Boulevard
Kansas City, MO 64106

DISTRIBUTOR
Sandler O’Neill & Partners, L.P.
1251 Avenue of the Americas, 6th floor
New York, NY 10020

TRANSFER AGENT
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a)  The registrant's principal executive and principal financial officers, or persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective,  as of a date within 90 days of the filing date of the report that includes the  disclosure required  by this  paragraph,  based  on  their  evaluation  of  these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR  270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule  30a-3(d)  under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  second fiscal  quarter  of  the  period  covered  by  this  report  that  has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Pennant 504 Fund

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	March 7, 2014

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	March 7, 2014

By (Signature and Title)	/s/ Walter J. Yurkanin
Walter J. Yurkanin, Treasurer
(principal financial officer)

Date	March 7, 2014